Lease liability - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Deferred gain on finance lease liability	$ 902	$ 1,318
Payments of lease liabilities	$ 3,322	$ 2,798
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	2.95%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	8.28%